Guarantees and commitments (Tables)	6 Months Ended
Jun. 30, 2016
Guarantees
Guarantees
end of	Maturity less than 1 year	Maturity greater than 1 year	Total gross amount	Total net amount	[1]	Carrying value	Collateral received
2Q16 (CHF million)
Credit guarantees and similar instruments	2,100	1,120	3,220	2,991		10	1,729
Performance guarantees and similar instruments	4,481	2,547	7,028	6,155		90	2,932
Derivatives [2]	28,755	7,474	36,229	36,229		1,158	–	[3]
Other guarantees	3,756	1,485	5,241	5,238		37	3,446
Total guarantees	39,092	12,626	51,718	50,613		1,295	8,107
4Q15 (CHF million)
Credit guarantees and similar instruments	2,916	1,486	4,402	4,193		25	1,729
Performance guarantees and similar instruments	4,295	2,704	6,999	6,100		78	3,144
Derivatives [2]	23,529	14,660	38,189	38,189		755	–	[3]
Other guarantees	3,958	1,521	5,479	5,474		52	3,533
Total guarantees	34,698	20,371	55,069	53,956		910	8,406
1 Total net amount is computed as the gross amount less any participations.
2
Excludes derivative contracts with certain active commercial and investment banks and certain other counterparties, as such contracts can be cash settled and the Group had no basis to conclude it was probable that the counterparties held, at inception, the underlying instruments.

3 Collateral for derivatives accounted for as guarantees is not significant.

Other commitments
Other commitments
end of	2Q16						4Q15
	Maturity less than 1 year	Maturity greater than 1 year	Total gross amount	Total net amount	[1]	Collateral received	Maturity less than 1 year	Maturity greater than 1 year	Total gross amount	Total net amount	[1]	Collateral received
Other commitments (CHF million)
Irrevocable commitments under documentary credits	4,171	8	4,179	4,117		2,849	4,022	7	4,029	3,935		2,468
Irrevocable loan commitments [2]	27,894	84,611	112,505	108,855		50,428	33,890	103,763	137,653	133,833		63,276
Forward reverse repurchase agreements	837	0	837	837		837	48	0	48	48		48
Other commitments	1,060	143	1,203	1,203		8	450	322	772	771		6
Total other commitments	33,962	84,762	118,724	115,012		54,122	38,410	104,092	142,502	138,587		65,798
1 Total net amount is computed as the gross amount less any participations.
2
Irrevocable loan commitments do not include a total gross amount of CHF 98,321 million and CHF 98,495 million of unused credit limits as of the end of 2Q16 and 4Q15, respectively, which were revocable at the Group's sole discretion upon notice to the client.